Consolidated Statements of Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Premiums		$ 240	$ 195	$ 100
Net investment income		2,916	2,508	2,333
Other-than-temporary impairment investment losses
Other-than-temporary impairment losses recognized in other comprehensive income		2	10	1
Total revenues		4,107	2,616	4,100
Benefits and Expenses
Future policy and other policy benefits		1,043	517	696
Total benefits and expenses		3,354	2,024	3,568
Income before income taxes		753	592	532
Income tax expense (benefit)		(52)	14	54
Net income		805	578	478
Less: Net income attributable to noncontrolling interests		0	16	15
Net income available to Athene Holding Ltd. shareholders		805	562	463
Consolidated Entity Excluding Variable Interest Entities (VIE)
Revenues
Premiums		240	195	100
Product charges		281	248	218
Net investment income		2,916	2,508	2,333
Investment related gains (losses)		652	(430)	1,210
Other-than-temporary impairment investment losses
Other-than-temporary impairment losses		(32)	(40)	(7)
Other-than-temporary impairment losses recognized in other comprehensive income		2	10	1
Net other-than-temporary impairment losses		(30)	(30)	(6)
Other revenues		34	25	20
Benefits and Expenses
Interest sensitive contract benefits		1,293	690	1,822
Amortization of deferred sales inducements		40	20	4
Future policy and other policy benefits		1,043	517	696
Amortization of deferred acquisition costs and value of business acquired		304	203	119
Interest expense		9	17	22
Dividends to policyholders		37	28	44
Policy and other operating expenses (related party: 2016 – $22, 2015 – $18 and 2014 – $240)		615	532	797
Variable Interest Entities
Revenues
Net investment income		67	67	174
Investment related gains (losses)		(53)	33	51
Benefits and Expenses
Interest expense		12	15	17
Policy and other operating expenses (related party: 2016 – $22, 2015 – $18 and 2014 – $240)		1	$ 2	$ 47
Common Class A
Benefits and Expenses
Net income available to Athene Holding Ltd. shareholders		$ 224
Earnings per share
Basic (in USD per share)	[1]	$ 4.31	$ 3.21	$ 3.58
Diluted (in USD per share)		$ 4.21	3.21	3.52
Common Class B
Benefits and Expenses
Net income available to Athene Holding Ltd. shareholders		$ 580
Earnings per share
Basic (in USD per share)	[1]	$ 4.31	3.21	3.58
Diluted (in USD per share)		$ 4.31	$ 3.21	$ 3.52
Common Class M-1
Benefits and Expenses
Net income available to Athene Holding Ltd. shareholders		$ 1
Earnings per share
Basic (in USD per share)	[1]	$ 4.31
Diluted (in USD per share)	[1]	$ 0.21

[1]	Basic and diluted earnings per Class M-1 share was applicable only for the year ended December 31, 2016. Refer to Note 13 – Earnings Per Share for further discussion.